Consolidated shareholders' equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss	€ 290	€ 241
Items subsequently reclassifiable to profit or loss	1,327	(5,318)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	157	105
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	1	1
Tax effects	(20)	(25)
Items not subsequently reclassifiable to profit or loss	290	243
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets and financial liabilities:
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	175	222
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0
Equity risk hedging instruments designated as fair value hedges	0	0
Tax effects	(23)	(60)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss	1,327	(5,017)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets:
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	5	3
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0
Tax effects	0	0
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Cash flow hedges and fair value hedges:
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	5	(23)
Change in fair value (investments accounted for using the equity method, net of taxes)	9	0
Tax effects	(2)	6
Items subsequently reclassifiable to profit or loss	1	2
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Change in currency translation differences:
Disclosure of analysis of other comprehensive income by item [Line Items]
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	1,747	(5,266)
Currency translation differences (investments accounted for using the equity method)	55	(26)
Hedges of net investments in foreign operations	(489)	390
Tax effects	(3)	(101)
Items subsequently reclassifiable to profit or loss	€ 146	€ 459